CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 68,441	$ 89,517
Restricted cash	1,573	1,559
Accounts receivable	3,433	2,401
Inventories	11,841	10,587
Prepaid expenses and other current assets	15,696	9,674
Total current assets	100,984	113,738
Property and equipment, net	920	1,071
Intangible assets, net	210	215
Goodwill	690	690
Long-term rental deposit	671	638
Long-term investments	5,262	1,849
TOTAL ASSETS	108,737	118,201
Current Liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $20 and $22 as of December 31, 2016 and December 31, 2017, respectively)	22,430	22,523
Advance from customers (including advance from customers of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of nil and nil as of December 31, 2016 and December 31, 2017, respectively)	10,110	8,758
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $1,537 and $3,909 as of December 31, 2016 and December 31, 2017, respectively)	20,727	21,084
Total current liabilities	53,267	52,365
TOTAL LIABILITIES	53,267	52,365
EQUITY
Ordinary shares ($0.000067 par value; 750,000,000 shares authorized; 145,754,507 and 169,675,522 shares issued as of December 31, 2016 and December 31, 2017 respectively; 137,820,605 and 135,664,877 shares outstanding as of December 31, 2016 and December 31, 2017 respectively)	11	10
Additional paid-in capital	238,851	236,949
Treasury shares, at cost 7,933,902 and 10,820,822 shares as of December 31, 2016, and December 31, 2017 respectively)	(23,907)	(20,806)
Accumulated deficit	(159,286)	(149,738)
Accumulated other comprehensive loss	(199)	(579)
TOTAL EQUITY	55,470	65,836
TOTAL LIABILITIES AND EQUITY	$ 108,737	$ 118,201